Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 260
Common share equivalents [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,981,740	2,817,280
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%	44.00%
Total provision for decommissioning, restoration and rehabilitation costs	$ 725	$ 450
Juanicipio Joint Venture [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%